Document and Entity Information	Jan. 23, 2023
Entity Addresses [Line Items]
Document Type	8-K
Document Period End Date	Jan. 23, 2023
Entity Registrant Name	Linde plc
Entity Incorporation, State or Country Code	L2
Entity File Number	001-38730
Entity Tax Identification Number	98-1448883
Entity Address, Address Line One	Forge
Entity Address, Address Line Two	43 Church Street West
Entity Address, City or Town	Woking, Surrey
Entity Address, Country	GB
Entity Address, Postal Zip Code	GU21 6HT
Country Region	44
City Area Code	1483
Local Phone Number	242200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary shares (€0.001 nominal value per share)
Trading Symbol	LIN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001707925
Other Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	10 Riverview Dr.
Entity Address, City or Town	Danbury
Entity Address, State or Province	CT
Entity Address, Country	US
Entity Address, Postal Zip Code	06810